Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Tables)	9 Months Ended
Sep. 30, 2013
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit Loss On Sale Of Assets Realization Of Loans Indirect Tax And Other [Text Block]
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Write-down of ore stockpiles and materials on the leach pad to net realizable value	238	-
Indirect taxes and legal claims (1)	36	8
Impairment of investments	29	4
Inventory write-off due to fire at Geita	14	-
Loans written off	7	-
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	1	-
Settlement costs of a legal claim at First Uranium (Pty) Limited	2	-
Profit on disposal of AGA-Polymetal Strategic Alliance (2)	-	(20)
Royalties received (3)	(17)	(18)
Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	1	13
Impairment of other receivables	-	1
Corporate bond and standby facility underwriting and professional fees	20	-
Once-off charges related to cancellation of convertible bonds	39	-

	370	(12)

Taxation (benefit)/expense on above items	(14)	1

(1) Indirect taxes and legal claims are in respect of:

Tanzania	25
Guinea	9	8
Colombia	4
Brazil	(3)	1
United States of America		2
Argentina		(2)
Namibia	1	(1)

(2) On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(3) Royalties received include:
Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(13)	(14)
Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(4)	(4)